Description of the Plan - Narrative (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 03, 2026
EBP, Description of Plan [Line Items]
Minimum age to participate in ESOP	18 years
Transfers related to merger		$ 13,668
Plan merger, cash receivables transferred	$ 5,307	349,860,565
Plan merger, notes receivable transferred	8,107	3,450,886
Plan merger, total receivables	$ 353,324,865
Maximum pretax and after-tax contributions	75.00%
Participant contribution, automatic, annual increase deferral rate	1.00%
Employer matching contributions, net of forfeitures	$ 25,576,016
Employer prior-year true-up contributions	8,348
Noncash company ownership contribution	4,994,445
Noncash company ownership true-up contributions	$ 2,562
Maximum percentage of invested account balance to allow transfer	25.00%
Note receivable from participant, account, maximum borrowing, amount			$ 50,000
Note receivable from participant, account, maximum borrowing, to total account, percentage			50.00%
Note receivable from participant, account, minimum borrowing, amount			$ 1,000
Primary residence, borrowing term	15 years
Note receivable from participant, account, basis spread on variable rate	1.00%
Allowance for credit losses	$ 0	$ 0
Minimum
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate	3.00%
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate	10.00%
Note receivable from participant, account, borrowing term	60 months